Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Financial assets
Cash and balances at central banks	[1]	$ 285,868	$ 327,002	[2]	$ 403,018
Items in the course of collection from other banks	[1]	6,342	7,297	[2]	4,136
Hong Kong Government certificates of indebtedness	[1]	42,024	43,787		42,578
Trading assets	[1]	289,159	218,093		248,842
Financial assets designated or otherwise mandatorily measured at fair value	[1]	110,643	100,101		110,795
Derivatives	[1]	229,714	284,159		196,882
Due from and placements with banks and other financial institutions	[1]	112,902	104,475		82,567
Loans and advances to customers	[1]	938,535	923,561		1,044,534
– personal		444,655	412,015
– corporate and commercial		419,852	444,898
– financial		74,028	66,648
Reverse repurchase agreements – non-trading	[1]	252,217	253,754		241,648
Financial investments	[1]	442,763	364,726		392,005
Assets held for sale2		115,332	117,378
Accrued income and other financial assets		122,861	112,384
Financial assets		2,948,360	2,856,717
Non-financial assets		90,317	92,569
Total assets	[1]	3,038,677	2,949,286		2,953,792
Off-balance sheet commitments received
Loan and other credit-related commitments		39,836	27,340
Financial liabilities
Hong Kong currency notes in circulation	[1]	42,024	43,787		42,578
Deposits by banks	[1]	73,163	66,722		101,152
Customer accounts	[1]	1,611,647	1,570,303		1,710,574
– personal		802,817	776,088
– corporate and commercial		615,076	608,539
– financial		193,754	185,676
Repurchase agreements – non-trading	[1]	172,100	127,747		126,670
Items in the course of transmission to other banks	[1]	7,295	7,864	[2]	5,214
Trading liabilities	[1]	73,150	72,353		84,904
Financial liabilities designated at fair value	[1]	141,426	127,321		145,503
Derivatives	[1]	234,772	285,762		191,064
Debt securities in issue	[1]	93,917	78,149		78,557
Liabilities of disposal groups held for sale3		108,006	114,324
Accruals and other financial liabilities		129,398	125,947
Subordinated liabilities	[1]	24,954	22,290		20,487
Financial liabilities		2,711,852	2,642,569
Non-financial liabilities		134,215	121,520
Total liabilities	[1]	2,846,067	2,764,089		2,757,474
Off-balance sheet commitments given
Loan and other credit-related commitments		897,150	827,854
Disposal groups held for sale
Financial assets
Non-financial assets		900	1,000
Financial liabilities
Non-financial liabilities		400	300
Off-balance sheet commitments given
Unallocated impairment losses		2,000	2,400
HSBC Holdings
Financial assets
– balances with HSBC undertakings		7,029	3,210		$ 2,590
Financial assets designated or otherwise mandatorily measured at fair value		59,879	52,322
Derivatives		3,344	3,801
Due from and placements with banks and other financial institutions		27,354	26,765
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		59,879	52,322
Financial investments		19,558	19,466
Accrued income and other financial assets		4,859	4,502
Financial assets		122,023	110,066
Non-financial assets		163,146	171,035
Total assets		285,169	281,101
Financial liabilities
Amounts owed to HSBC undertakings		168	314
Financial liabilities designated at fair value		43,638	32,123
Derivatives		6,090	6,922
Debt securities in issue		65,239	66,938
Accruals and other financial liabilities		4,269	1,961
Subordinated liabilities		24,439	19,727
Financial liabilities		143,843	127,985
Non-financial liabilities		20	8
Total liabilities		143,863	127,993
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
– personal
Off-balance sheet commitments given
Loan and other credit-related commitments		257,692	244,378
– corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		473,027	450,468
– financial
Off-balance sheet commitments given
Loan and other credit-related commitments		166,431	133,008
Debt securities in issue
Financial liabilities
Financial liabilities		197,747	172,267
Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		35,189	25,423
Financial liabilities		100,428	92,361
– debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	0
Debt securities in issue		1,273	601
– debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		103,251	92,599
Debt securities in issue		89,250	74,575
– subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		11,476	9,636
– subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		8,449	6,700
– other
Financial liabilities
Financial liabilities designated at fair value		26,699	25,086
– debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue		3,394	2,973
Due not more than 1 month
Financial assets
Cash and balances at central banks		285,868	327,002
Items in the course of collection from other banks		6,342	7,297
Hong Kong Government certificates of indebtedness		42,024	43,787
Trading assets		284,865	213,234
Financial assets designated or otherwise mandatorily measured at fair value		5,530	3,282
Derivatives		227,343	281,724
Due from and placements with banks and other financial institutions		76,524	72,240
Loans and advances to customers		142,803	139,934
– personal		44,105	41,834
– corporate and commercial		83,281	84,955
– financial		15,417	13,145
Reverse repurchase agreements – non-trading		164,826	171,173
Financial investments		48,969	46,493
Assets held for sale2		39,882	33,781
Accrued income and other financial assets		108,138	99,113
Financial assets		1,433,114	1,439,060
Non-financial assets		0	0
Total assets		1,433,114	1,439,060
Off-balance sheet commitments received
Loan and other credit-related commitments		39,836	27,340
Financial liabilities
Hong Kong currency notes in circulation		42,024	43,787
Deposits by banks		52,747	46,994
Customer accounts		1,343,858	1,388,297
– personal		621,112	657,413
– corporate and commercial		545,207	555,539
– financial		177,539	175,345
Repurchase agreements – non-trading		158,882	121,193
Items in the course of transmission to other banks		7,295	7,864
Trading liabilities		66,548	66,027
Financial liabilities designated at fair value		22,080	16,430
Derivatives		233,134	284,412
Debt securities in issue		6,891	4,514
Liabilities of disposal groups held for sale3		69,868	76,928
Accruals and other financial liabilities		104,264	104,295
Subordinated liabilities		0	0
Financial liabilities		2,107,591	2,160,741
Non-financial liabilities		0	0
Total liabilities		2,107,591	2,160,741
Off-balance sheet commitments given
Loan and other credit-related commitments		895,140	825,781
Due not more than 1 month | HSBC Holdings
Financial assets
– balances with HSBC undertakings		7,029	3,210
Derivatives		2,217	2,889
Due from and placements with banks and other financial institutions		0	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		0	0
Financial investments		10,365	1,517
Accrued income and other financial assets		3,511	68
Financial assets		23,122	7,684
Non-financial assets		0	0
Total assets		23,122	7,684
Financial liabilities
Amounts owed to HSBC undertakings		0	48
Financial liabilities designated at fair value		0	0
Derivatives		2,452	2,540
Debt securities in issue		0	0
Accruals and other financial liabilities		1,437	722
Subordinated liabilities		0	0
Financial liabilities		3,889	3,310
Non-financial liabilities		0	0
Total liabilities		3,889	3,310
Due not more than 1 month | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		256,272	242,953
Due not more than 1 month | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		472,507	449,843
Due not more than 1 month | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		166,361	132,985
Due not more than 1 month | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due not more than 1 month | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	0
Debt securities in issue		0	0
Due not more than 1 month | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		10,383	7,056
Debt securities in issue		6,444	3,809
Due not more than 1 month | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		0	0
Due not more than 1 month | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due not more than 1 month | – other
Financial liabilities
Financial liabilities designated at fair value		11,697	9,374
Due not more than 1 month | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue		447	705
Due over 1 month but not more than 3 months
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		2,010	1,333
Financial assets designated or otherwise mandatorily measured at fair value		697	718
Derivatives		138	132
Due from and placements with banks and other financial institutions		18,662	13,965
Loans and advances to customers		66,425	75,486
– personal		9,558	9,141
– corporate and commercial		50,268	60,067
– financial		6,599	6,278
Reverse repurchase agreements – non-trading		43,893	51,736
Financial investments		69,816	79,309
Assets held for sale2		2,929	3,755
Accrued income and other financial assets		6,574	6,042
Financial assets		211,144	232,476
Non-financial assets		0	0
Total assets		211,144	232,476
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits by banks		2,758	359
Customer accounts		138,117	93,108
– personal		84,909	55,252
– corporate and commercial		43,562	31,624
– financial		9,646	6,232
Repurchase agreements – non-trading		10,311	3,804
Items in the course of transmission to other banks		0	0
Trading liabilities		6,302	5,668
Financial liabilities designated at fair value		8,366	7,398
Derivatives		113	73
Debt securities in issue		6,664	7,400
Liabilities of disposal groups held for sale3		5,231	4,342
Accruals and other financial liabilities		11,827	9,576
Subordinated liabilities		13	0
Financial liabilities		189,702	131,728
Non-financial liabilities		0	0
Total liabilities		189,702	131,728
Off-balance sheet commitments given
Loan and other credit-related commitments		95	184
Due over 1 month but not more than 3 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		0	0
Due from and placements with banks and other financial institutions		0	2,163
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		0	0
Financial investments		6,017	2,712
Accrued income and other financial assets		860	4,147
Financial assets		6,877	9,022
Non-financial assets		0	0
Total assets		6,877	9,022
Financial liabilities
Amounts owed to HSBC undertakings		168	266
Financial liabilities designated at fair value		0	0
Derivatives		209	0
Debt securities in issue		0	0
Accruals and other financial liabilities		1,599	450
Subordinated liabilities		1,987	0
Financial liabilities		3,963	716
Non-financial liabilities		0	0
Total liabilities		3,963	716
Due over 1 month but not more than 3 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		21	2
Due over 1 month but not more than 3 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		74	176
Due over 1 month but not more than 3 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		0	6
Due over 1 month but not more than 3 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 1 month but not more than 3 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	0
Debt securities in issue		0	0
Due over 1 month but not more than 3 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		2,760	3,620
Debt securities in issue		6,620	7,372
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		1,995	0
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 1 month but not more than 3 months | – other
Financial liabilities
Financial liabilities designated at fair value		3,611	3,778
Due over 1 month but not more than 3 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue		44	28
Due over 3 months but not more than 6 months
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		637	1,343
Financial assets designated or otherwise mandatorily measured at fair value		821	1,369
Derivatives		134	29
Due from and placements with banks and other financial institutions		6,487	8,323
Loans and advances to customers		52,218	58,951
– personal		6,960	6,659
– corporate and commercial		38,250	45,695
– financial		7,008	6,597
Reverse repurchase agreements – non-trading		23,840	16,164
Financial investments		44,493	30,722
Assets held for sale2		7,041	3,452
Accrued income and other financial assets		4,404	3,766
Financial assets		140,075	124,119
Non-financial assets		0	0
Total assets		140,075	124,119
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits by banks		2,324	3,510
Customer accounts		78,611	47,712
– personal		61,286	35,430
– corporate and commercial		14,525	10,385
– financial		2,800	1,897
Repurchase agreements – non-trading		1,759	685
Items in the course of transmission to other banks		0	0
Trading liabilities		300	281
Financial liabilities designated at fair value		7,823	6,562
Derivatives		25	18
Debt securities in issue		10,816	7,476
Liabilities of disposal groups held for sale3		5,479	5,374
Accruals and other financial liabilities		6,007	4,776
Subordinated liabilities		0	11
Financial liabilities		113,144	76,405
Non-financial liabilities		0	0
Total liabilities		113,144	76,405
Off-balance sheet commitments given
Loan and other credit-related commitments		126	75
Due over 3 months but not more than 6 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		0	0
Due from and placements with banks and other financial institutions		120	240
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		0	0
Financial investments		898	8,870
Accrued income and other financial assets		254	179
Financial assets		1,272	9,289
Non-financial assets		0	0
Total assets		1,272	9,289
Financial liabilities
Amounts owed to HSBC undertakings		0	0
Financial liabilities designated at fair value		0	0
Derivatives		7	35
Debt securities in issue		816	1,972
Accruals and other financial liabilities		1,049	648
Subordinated liabilities		0	0
Financial liabilities		1,872	2,655
Non-financial liabilities		0	0
Total liabilities		1,872	2,655
Due over 3 months but not more than 6 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		30	3
Due over 3 months but not more than 6 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		26	72
Due over 3 months but not more than 6 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		70	0
Due over 3 months but not more than 6 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 3 months but not more than 6 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	0
Debt securities in issue		0	0
Due over 3 months but not more than 6 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		5,748	4,793
Debt securities in issue		10,754	7,436
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 3 months but not more than 6 months | – other
Financial liabilities
Financial liabilities designated at fair value		2,075	1,769
Due over 3 months but not more than 6 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue		62	40
Due over 6 months but not more than 9 months
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		363	338
Financial assets designated or otherwise mandatorily measured at fair value		753	1,178
Derivatives		71	21
Due from and placements with banks and other financial institutions		2,689	860
Loans and advances to customers		40,135	35,633
– personal		6,422	5,745
– corporate and commercial		24,685	24,430
– financial		9,028	5,458
Reverse repurchase agreements – non-trading		6,708	5,840
Financial investments		16,348	11,798
Assets held for sale2		4,176	3,044
Accrued income and other financial assets		550	620
Financial assets		71,793	59,332
Non-financial assets		0	0
Total assets		71,793	59,332
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits by banks		381	205
Customer accounts		20,832	14,244
– personal		14,794	10,431
– corporate and commercial		4,605	3,080
– financial		1,433	733
Repurchase agreements – non-trading		300	170
Items in the course of transmission to other banks		0	0
Trading liabilities		0	113
Financial liabilities designated at fair value		7,197	4,308
Derivatives		9	46
Debt securities in issue		6,896	4,745
Liabilities of disposal groups held for sale3		6,728	6,599
Accruals and other financial liabilities		1,205	967
Subordinated liabilities		0	160
Financial liabilities		43,548	31,557
Non-financial liabilities		0	0
Total liabilities		43,548	31,557
Off-balance sheet commitments given
Loan and other credit-related commitments		72	59
Due over 6 months but not more than 9 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		0	0
Due from and placements with banks and other financial institutions		0	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		0	0
Financial investments		750	1,020
Accrued income and other financial assets		229	90
Financial assets		979	1,110
Non-financial assets		0	0
Total assets		979	1,110
Financial liabilities
Amounts owed to HSBC undertakings		0	0
Financial liabilities designated at fair value		0	0
Derivatives		59	0
Debt securities in issue		2,158	448
Accruals and other financial liabilities		127	61
Subordinated liabilities		0	0
Financial liabilities		2,344	509
Non-financial liabilities		0	0
Total liabilities		2,344	509
Due over 6 months but not more than 9 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		46	0
Due over 6 months but not more than 9 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		26	59
Due over 6 months but not more than 9 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
Due over 6 months but not more than 9 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 6 months but not more than 9 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	0
Debt securities in issue		0	0
Due over 6 months but not more than 9 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		6,225	3,157
Debt securities in issue		6,838	4,707
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 6 months but not more than 9 months | – other
Financial liabilities
Financial liabilities designated at fair value		972	1,151
Due over 6 months but not more than 9 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue		58	38
Due over 9 months but not more than 1 year
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		555	425
Financial assets designated or otherwise mandatorily measured at fair value		581	479
Derivatives		35	65
Due from and placements with banks and other financial institutions		3,281	2,328
Loans and advances to customers		36,323	33,730
– personal		6,127	5,773
– corporate and commercial		24,566	22,629
– financial		5,630	5,328
Reverse repurchase agreements – non-trading		5,126	2,776
Financial investments		18,603	13,067
Assets held for sale2		3,261	3,263
Accrued income and other financial assets		698	703
Financial assets		68,463	56,836
Non-financial assets		0	0
Total assets		68,463	56,836
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits by banks		94	136
Customer accounts		17,724	17,295
– personal		12,465	12,374
– corporate and commercial		3,393	3,824
– financial		1,866	1,097
Repurchase agreements – non-trading		847	645
Items in the course of transmission to other banks		0	0
Trading liabilities		0	113
Financial liabilities designated at fair value		6,239	5,325
Derivatives		47	57
Debt securities in issue		6,427	3,585
Liabilities of disposal groups held for sale3		6,541	8,606
Accruals and other financial liabilities		1,414	1,564
Subordinated liabilities		0	0
Financial liabilities		39,333	37,326
Non-financial liabilities		0	0
Total liabilities		39,333	37,326
Off-balance sheet commitments given
Loan and other credit-related commitments		171	210
Due over 9 months but not more than 1 year | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		0	0
Due from and placements with banks and other financial institutions		0	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		0	0
Financial investments		757	2,194
Accrued income and other financial assets		5	4
Financial assets		762	2,198
Non-financial assets		0	0
Total assets		762	2,198
Financial liabilities
Amounts owed to HSBC undertakings		0	0
Financial liabilities designated at fair value		0	0
Derivatives		75	102
Debt securities in issue		0	714
Accruals and other financial liabilities		34	35
Subordinated liabilities		0	0
Financial liabilities		109	851
Non-financial liabilities		0	0
Total liabilities		109	851
Due over 9 months but not more than 1 year | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		107	110
Due over 9 months but not more than 1 year | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		64	84
Due over 9 months but not more than 1 year | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		0	16
Due over 9 months but not more than 1 year | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 9 months but not more than 1 year | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	0
Debt securities in issue		0	0
Due over 9 months but not more than 1 year | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		5,390	4,288
Debt securities in issue		6,372	3,549
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		0	0
Due over 9 months but not more than 1 year | – other
Financial liabilities
Financial liabilities designated at fair value		849	1,037
Due over 9 months but not more than 1 year | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue		55	36
Due over 1 year but not more than 2 years
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		165	808
Financial assets designated or otherwise mandatorily measured at fair value		4,839	1,967
Derivatives		383	261
Due from and placements with banks and other financial institutions		2,756	3,058
Loans and advances to customers		94,206	99,933
– personal		19,606	18,326
– corporate and commercial		61,612	68,473
– financial		12,988	13,134
Reverse repurchase agreements – non-trading		6,113	3,999
Financial investments		46,124	40,710
Assets held for sale2		17,085	15,369
Accrued income and other financial assets		220	543
Financial assets		171,891	166,648
Non-financial assets		0	0
Total assets		171,891	166,648
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits by banks		1,458	1,455
Customer accounts		7,785	4,719
– personal		5,507	2,835
– corporate and commercial		2,165	1,667
– financial		113	217
Repurchase agreements – non-trading		1	1,250
Items in the course of transmission to other banks		0	0
Trading liabilities		0	116
Financial liabilities designated at fair value		16,679	19,287
Derivatives		73	171
Debt securities in issue		6,317	9,198
Liabilities of disposal groups held for sale3		4,730	2,343
Accruals and other financial liabilities		1,053	1,028
Subordinated liabilities		1,790	0
Financial liabilities		39,886	39,567
Non-financial liabilities		0	0
Total liabilities		39,886	39,567
Off-balance sheet commitments given
Loan and other credit-related commitments		439	242
Due over 1 year but not more than 2 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		18	0
Due from and placements with banks and other financial institutions		1,016	2,035
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		3,815	9,007
Financial investments		771	3,153
Accrued income and other financial assets		0	0
Financial assets		5,620	14,195
Non-financial assets		0	0
Total assets		5,620	14,195
Financial liabilities
Amounts owed to HSBC undertakings		0	0
Financial liabilities designated at fair value		5,287	1,447
Derivatives		558	460
Debt securities in issue		4,920	11,046
Accruals and other financial liabilities		0	0
Subordinated liabilities		1,600	1,941
Financial liabilities		12,365	14,894
Non-financial liabilities		0	0
Total liabilities		12,365	14,894
Due over 1 year but not more than 2 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		279	199
Due over 1 year but not more than 2 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		160	43
Due over 1 year but not more than 2 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
Due over 1 year but not more than 2 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		3,816	1,447
Due over 1 year but not more than 2 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	0
Debt securities in issue		0	0
Due over 1 year but not more than 2 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		14,090	16,234
Debt securities in issue		6,129	9,074
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		1,471	1,971
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		1,471	0
Due over 1 year but not more than 2 years | – other
Financial liabilities
Financial liabilities designated at fair value		1,118	1,082
Due over 1 year but not more than 2 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue		188	124
Due over 2 years but not more than 5 years
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		564	222
Financial assets designated or otherwise mandatorily measured at fair value		11,917	13,353
Derivatives		570	1,052
Due from and placements with banks and other financial institutions		2,328	3,569
Loans and advances to customers		175,381	173,076
– personal		54,365	51,050
– corporate and commercial		106,598	108,418
– financial		14,418	13,608
Reverse repurchase agreements – non-trading		1,711	2,066
Financial investments		106,117	67,951
Assets held for sale2		33,015	40,017
Accrued income and other financial assets		764	302
Financial assets		332,367	301,608
Non-financial assets		0	0
Total assets		332,367	301,608
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits by banks		13,064	13,737
Customer accounts		4,616	4,607
– personal		2,742	2,351
– corporate and commercial		1,527	2,146
– financial		347	110
Repurchase agreements – non-trading		0	0
Items in the course of transmission to other banks		0	0
Trading liabilities		0	35
Financial liabilities designated at fair value		39,497	34,886
Derivatives		1,223	849
Debt securities in issue		27,452	19,240
Liabilities of disposal groups held for sale3		7,918	8,653
Accruals and other financial liabilities		1,491	2,016
Subordinated liabilities		897	1,689
Financial liabilities		96,158	85,712
Non-financial liabilities		0	0
Total liabilities		96,158	85,712
Off-balance sheet commitments given
Loan and other credit-related commitments		807	975
Due over 2 years but not more than 5 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		675	796
Due from and placements with banks and other financial institutions		6,783	4,414
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		26,284	16,230
Financial investments		0	0
Accrued income and other financial assets		0	14
Financial assets		33,742	21,454
Non-financial assets		0	0
Total assets		33,742	21,454
Financial liabilities
Amounts owed to HSBC undertakings		0	0
Financial liabilities designated at fair value		19,604	16,459
Derivatives		1,318	1,638
Debt securities in issue		33,735	25,380
Accruals and other financial liabilities		0	14
Subordinated liabilities		880	1,492
Financial liabilities		55,537	44,983
Non-financial liabilities		0	0
Total liabilities		55,537	44,983
Due over 2 years but not more than 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		745	811
Due over 2 years but not more than 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		62	163
Due over 2 years but not more than 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		0	1
Due over 2 years but not more than 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		16,175	12,784
Due over 2 years but not more than 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	0
Debt securities in issue		1,273	601
Due over 2 years but not more than 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		34,757	29,941
Debt securities in issue		25,318	17,983
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		3,429	3,675
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		3,429	3,675
Due over 2 years but not more than 5 years | – other
Financial liabilities
Financial liabilities designated at fair value		1,311	1,270
Due over 2 years but not more than 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue		861	656
Due over 5 years
Financial assets
Cash and balances at central banks		0	0
Items in the course of collection from other banks		0	0
Hong Kong Government certificates of indebtedness		0	0
Trading assets		0	390
Financial assets designated or otherwise mandatorily measured at fair value		85,505	77,755
Derivatives		1,040	875
Due from and placements with banks and other financial institutions		175	132
Loans and advances to customers		331,044	306,818
– personal		297,512	273,487
– corporate and commercial		30,592	30,231
– financial		2,940	3,100
Reverse repurchase agreements – non-trading		0	0
Financial investments		92,293	74,676
Assets held for sale2		7,943	14,697
Accrued income and other financial assets		1,513	1,295
Financial assets		519,513	476,638
Non-financial assets		90,317	92,569
Total assets		609,830	569,207
Off-balance sheet commitments received
Loan and other credit-related commitments		0	0
Financial liabilities
Hong Kong currency notes in circulation		0	0
Deposits by banks		337	326
Customer accounts		104	321
– personal		2	2
– corporate and commercial		92	274
– financial		10	45
Repurchase agreements – non-trading		0	0
Items in the course of transmission to other banks		0	0
Trading liabilities		0	0
Financial liabilities designated at fair value		33,545	33,125
Derivatives		148	136
Debt securities in issue		22,454	21,991
Liabilities of disposal groups held for sale3		1,511	1,479
Accruals and other financial liabilities		2,137	1,725
Subordinated liabilities		22,254	20,430
Financial liabilities		82,490	79,533
Non-financial liabilities		134,215	121,520
Total liabilities		216,705	201,053
Off-balance sheet commitments given
Loan and other credit-related commitments		300	328
Due over 5 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings		0	0
Derivatives		434	116
Due from and placements with banks and other financial institutions		19,435	17,913
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		29,780	27,085
Financial investments		0	0
Accrued income and other financial assets		0	0
Financial assets		49,649	45,114
Non-financial assets		163,146	171,035
Total assets		212,795	216,149
Financial liabilities
Amounts owed to HSBC undertakings		0	0
Financial liabilities designated at fair value		18,747	14,217
Derivatives		1,412	2,147
Debt securities in issue		23,610	27,378
Accruals and other financial liabilities		23	31
Subordinated liabilities		19,972	16,294
Financial liabilities		63,764	60,067
Non-financial liabilities		20	8
Total liabilities		63,784	60,075
Due over 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments		192	300
Due over 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments		108	28
Due over 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments		0	0
Due over 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		15,198	11,192
Due over 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value		0	0
Debt securities in issue		0	0
Due over 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value		23,898	23,510
Debt securities in issue		20,775	20,645
Due over 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value		4,581	3,990
Due over 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value		3,549	3,025
Due over 5 years | – other
Financial liabilities
Financial liabilities designated at fair value		5,066	5,625
Due over 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue		$ 1,679	$ 1,346

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.